Significant Accounting Policies - Schedule of Obligations Associated with Contingent Guarantee Liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	¥ 882,107		¥ 928,840	¥ 1,738,787
Provision for contingent liabilities of guarantee	3,203,123	$ 451,150	1,468,265	622,438
Net cash payout	(2,276,690)		(1,514,998)	(1,432,385)
Ending balances	¥ 1,808,540		¥ 882,107	¥ 928,840